SCHEDULE OF EXPECTED TAX (EXPENSE) BENEFIT BASED ON STATUTORY RATE WITH ACTUAL TAX EXPENSE BENEFIT (Details)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Income Tax Disclosure [Abstract]
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	(0.73%)	5.48%
Merger costs	(1.68%)	0.00%
Other permanent differences	(0.02%)	(0.05%)
Research and development credits	3.09%	1.73%
Warrant Liability	1.14%	0.00%
Foreign taxes	(0.28%)	(0.19%)
Change in valuation allowance	1.52%	(22.82%)
Stock option expirations	(24.32%)	(5.33%)
Income tax (provision) benefit	(0.28%)	(0.19%)